Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 10 – TAXES ON INCOME:

a.	Corporate taxation in Israel:

Tax rates:

1)	Income from other sources in Israel:

The income of the Company and its Israeli subsidiaries (other than income from "Approved Enterprises" or "Privileged Enterprises", see b. below) is taxed at the corporate tax rate of 26% in 2009, 25% in 2010 and 24% in 2011. On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% as from 2012 and thereafter.

The Company and its Israeli subsidiaries compute their taxable income in accordance with local income tax regulations. Accordingly, the Company's and its Israeli subsidiaries' taxable income or losses are calculated in New Israeli Shekel. Applying these regulations effect the taxable income as a result of foreign exchange rate tendencies (of NIS against other currencies).

2)	Income of non-Israeli subsidiaries:

Subsidiaries that are incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The Company's U.S. subsidiaries are taxed on a consolidated basis. The enacted statutory tax rates applicable to the Company's primary subsidiaries outside Israel are as follows:

Companies incorporated in the U.S. – tax rate of 37%-40%.
Company incorporated in Italy – tax rate of 33%.
Companies incorporated in Australia, France, Japan and U.K. – tax rate of 30%-40%.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

The Company has been granted an "Approved Enterprise" or "Privileged Enterprises" status under the Investment Law including Amendment No. 60 thereof, which became effective in April 2005.

The Investment Law empowers the Israeli Investment Center or Israeli Tax Authority to grant Approved or Privileged Enterprise status, respectively, to capital investments in production facilities that meet certain relevant criteria. In general, such capital investments will receive Approved or Privileged Enterprise status if the enterprise is expected to contribute to the development of the productive capacity of the economy, absorption of immigrants, creation of employment opportunities, or improvement in the balance of payments.

The tax benefits derived from any such Approved or Privileged Enterprise relate only to taxable profits attributable to the specific program of investment to which the status was granted.

In April 2005, a major amendment to the Investment Law came into effect, which is intended to provide expanded tax benefits to local and foreign investors and to simplify the bureaucratic process relating to the approval of investments that qualify under the Investment Law. Under the amendment, certain minimum qualifying investment requirements, time restrictions in which the investment is made and other conditions were established for new Approved Enterprises or expansions. Moreover, with a view to simplifying the bureaucratic process, the amendment provides that, in the event that an investment project meets all of the eligibility criteria under one of the "Alternative Tracks", a project will automatically qualify for Approved Enterprise taxation benefits under the Investment Law with no need for prior approval from the Investment Center.

The amendment does not apply retroactively to investment programs having an Approved Enterprise approval certificate from the Investment Center issued prior to December 31, 2004 (even when investments under these programs are made after January 1, 2005). The amendment only applies to a new Privileged Enterprise and to a Privileged Enterprise expansion for which the first year of benefits is 2004 or any year thereafter.

The Investment Law was further amended as part of the Economic Policy Law for the years 2011-2012, which was passed in the Israeli Parliament on December 27, 2010 (the "Amendment"). The Amendment was signed at the beginning of January 2011 by the officials authorized by the State of Israel to approve it, and became effective as from January 1, 2011. The Amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Law, as follows: investment grants track designated for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the company, as defined in the Investment Law.

The tax rates at company level, under the Investment Law:

Years	Development Zone A	Other Areas in Israel
"Preferred Enterprise"
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise"
commencing 2011	5%	8%

The benefits granted to the Preferred Enterprises will be unlimited in time, unlike the benefits granted to Special Preferred Enterprises, which will be limited for a period of 10 years. The benefits are granted to companies that qualify under criteria set in the Investment Law; for the most part, those criteria are similar to the criteria that were included in the  Investment Law prior to the Amendment.

Under the transitional provisions of the Investment Law, a company will be allowed to continue and enjoy the tax benefits available under the Investment Law prior to its amendment until the end of the period of benefits, as defined in the Investment Law. The Company will be allowed to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment was made not later than the end of 2010.  On each year during the period of benefits, the Company will be able to opt for application of the Amendment, thereby making available to itself the tax rates as above. A company's opting for application of the Amendment is irrecoverable.

The Amendment was not adopted by the Company as of December 31, 2011. Accordingly, the measurement of the deferred income taxes, was prepared without taking the effects of Capital Investments Amendment into consideration.

The Company is entitled to additional tax benefits as "companies of foreign investors", as defined by the Investment Law.

The main tax benefits available to the Company are:

1)	Reduced tax rates:

In respect of income derived from the Approved or Privileged Enterprises, the Company is entitled to benefits under the Investment Law's reduced tax rates during a period of seven years from the year in which such enterprises first earn taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

Overall the Company has ten Approved and Privileged Enterprises.

Income derived from the Approved or Privileged Enterprises is tax exempt during the first two years of the seven-year tax benefit period as above, and is subject to a reduced tax rate of 25% during the remaining five years of benefits.

As of December 31, 2011, the periods of benefits relating to eight of the Approved and Privileged Enterprises of the Company have already expired. The periods of benefits relating to remaining Privileged Enterprise programs will expire in 2017.

In the event of a cash dividend distribution of cash dividends (and for benefitted enterprise – also liquidation dividend) out of income which was tax exempt as above, the Company would have to pay the 25% income taxes in respect of the amount distributed (the amount distributed for this purpose includes the amount of the income taxes that applies as a result of the distribution (see 10g5 below and note 9c2).

2)	Accelerated depreciation:

The Company is entitled to claim accelerated depreciation in respect of equipment used by Approved or Privileged Enterprises during the first five tax years of the operation of these assets.

The entitlement to the above benefits is conditional upon the Company's fulfillment of the conditions stipulated by the above Investment Law, the regulations published thereunder and the certificates of approval for the specific investments in approved or privileged enterprises. In the event that the Company fails to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with interest and adjustments for inflation based on the Israeli Consumer Price Index ("Israeli CPI").

c.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustments Law")

Pursuant to the Inflationary Adjustments Law, the results for tax purposes have been measured through 2007 on a real basis, based on changes in the Israeli CPI. The Israeli companies in the Group are taxed under this law. Under the Israel Income Tax Law (Adjustments for Inflation) (Amendment No. 20), 2008, the provisions of the Inflationary Adjustments Law will no longer apply to the Company in the 2008 tax year and thereafter, and therefore, the results of the Company and its Israeli subsidiaries will be measured for tax purposes in nominal terms.

These financial statements are presented in dollars. The difference between the changes in the Israeli CPI and the exchange rate of the dollar, both on an annual and a cumulative basis causes a difference between taxable income and income reflected in these financial statements. ASC 740-10-25, prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are remeasured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.

d.     Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "industrial company" as defined by this law and as such is entitled to certain tax benefits, consisting mainly of accelerated depreciation and the right to claim expenses in connection with issuance of its shares to the public, as well as the amortization of patents and certain other intangible property rights, as a deduction for tax purposes.

e.     Carryforward tax losses:

Carryforward tax losses of the Company as of December 31, 2011 and 2010 aggregate approximately $3,601,000 and $22,880,000, respectively.

Carryforward tax losses of certain subsidiaries as of December 31, 2011 and 2010 aggregate approximately $37,161,000 and $46,611,000, respectively.

As of December 31, 2011 and 2010, the Company's U.S. subsidiaries (which are taxed on a consolidated basis) have U.S. federal net operating loss carryforwards of approximately $37,227,000 and $43,183,000, respectively, which include approximately $5,562,000 relating to excess stock option deductions.  The U.S. subsidiaries have state net operating loss carryforwards of approximately $26,482,000, which includes approximately $5,562,000 relating to excess stock option deductions discussed above. Federal and State net operating loss carryforwards of the U.S. subsidiaries expire at various dates from 2015 through 2029. Utilization of the U.S. subsidiaries federal and state net operating losses attributable to acquired subsidiaries, of approximately $28,527,000 and $14,120,000, respectively, are subject to an annual limitation under Internal Revenue Code section 382 determined by multiplying the value of the acquired entity's stock at the time of acquisition by the applicable long-term tax exempt rate.

f.	Uncertain tax positions:

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	U.S. $ in thousands	U.S. $ in thousands	U.S. $ in thousands
Balance at beginning of year	3,585	3,664	2,672
Increase (decrease) in tax positions for prior years	(2,746)	(55)	987
Increase (decrease) in tax positions for current year	2,550	(24)	5
Balance at End of Year	3,389	3,585	3,664

The amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate was $3,389,000 and $3,585,000 at December 31, 2011 and 2010, respectively. The total liability in respect of unrecognized tax benefits include accrued potential interest of $104,000 and $1,117,000, respectively. The Company does not expect unrecognized tax expenses to change over the next 12 months.

In years 2011, 2010 and 2009, the Company recognized interest expense (income) related to unrecognized tax benefits in the amounts of ($1,013,000), $227,000 and $98,000, respectively. As of December 31, 2011, the amounts of interest accrued on the balance sheet are $104,000.

Consistent with the provisions of ASC 740-10, the Company presents a liability for unrecognized tax benefits in amount of $3,493,000 as non-current liabilities because payment of cash is not anticipated within one year subsequent to the balance sheet date.  This non-current liability is included in the consolidated balance sheet among long-term liabilities.

g.	Deferred income taxes:

1)	The deferred tax asset in respect of the balances of temporary differences (mostly in respect of carryforward losses) and the related valuation allowance are as follows:

	December 31
	2011	2010
	U.S. $ in thousands
Provided in respect of the following:
Provisions for employee rights	628	826
Deferred revenues	1,443	1,448
Carryforward tax losses	12,583	18,525
Doubtful accounts	1,085	1,516
Research and development	2,997	2,945
Employee stock options and RSUs	2,195	2,349
Non employee stock options	37	239
Depreciable fixed assets	150	138
Goodwill and other intangible assets	4,462	5,003
Other	382	858
	25,962	33,847
Goodwill and other intangible assets	(270)	(271)
	25,692	33,576
L e s s- valuation allowance*	(10,203)	(19,538)
	15,489	14,038

*
The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

2)	The deferred taxes are presented in the balance sheets as follows:

	December 31
	2011	2010
	U.S. $ in thousands

As a current asset	4,374	4,572
As a non-current asset	11,385	9,737
	15,759	14,309
As a non-current liability	(270)	(271)
	15,489	14,038

3)
Realization of the deferred tax assets is conditional upon earning a sufficient amount of taxable income in the coming years. The value of the deferred tax assets, however, could decrease in future years if estimates of future taxable income are reduced.

4)	The deferred taxes are computed at the tax rates of 12%- 40%.

5)
As stated in b. above, part of the income of the Company's income is tax exempt due to the Approved or Privileged Enterprise status granted to most of their production facilities. The Company has decided to permanently reinvest the amount of such tax exempt income and not to distribute it as dividends. Accordingly, no deferred taxes have been provided in respect of such income in these financial statements (see note 9c2).

h.	Income (loss) before taxes on income and income taxes (tax benefit) included in the income statements:

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands
1) Income (loss) before taxes on income:
Israeli	9,118	10,468	4,523
Non-Israeli	5,903	5,466	5,060
	15,021	15,934	9,583
2) Income taxes (tax benefit) included in the income statements:
Current:
Israeli	2,459	259	336
Non-Israeli	671	674	1,290
	3,130	933	1,626
Previous Years:
Israeli	(1,100)	918	(1,673)
Non-Israeli	(39)	16	256
	(1,139)	934	(1,417)
Deferred:
Israeli	4,387	995	3,222
Non-Israeli	(5,883)	1,805	63
	(1,496)	2,800	3,285
	495	4,667	3,494

3)
Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rate applicable to companies in Israel (2011-24%, 2010-25% and 2009-26%) and the actual tax expense:

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands
Income before taxes on income, as reported in the income statements	15,021	15,934	9,583
Theoretical tax expense	3,605	3,984	2,492

Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	248	300	657
Increase in taxes resulting from different tax rates applicable to non - Israeli subsidiaries	747	240	70
Changes in valuation allowance	(9,335)	1,018	-
Differences between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes**	4,790	(778)	(281)
Prior years tax expenses (benefits)*	597	934	(1,417)
Decrease in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate	(346)	(336)	(248)
Change in corporate tax rates, see a(1) above	(202)	-	2,290
Increase (decrease) in deferred taxes resulting from different currency rates	391	(695)	(69)
Taxes on income for the reported years	495	4,667	3,494

*
During 2009 the Company concluded its tax assessment for the tax years 2003 through 2004 which reflect the majority of the Company's tax income. During 2010 the Company performed a negative adjustment to its foreign withholding taxes as a result of low utilization visibility. During 2011 the Company concluded its tax assessment for tax years 2005 through 2009 which reflect the majority of the Company's tax expenses.

**	Mainly include difference in basis of measurement between dollars and NIS for Israeli tax purposes and change in provisions.

i.	Tax assessments

The Company has received final tax assessments through the year ended December 31, 2009. Retalix Holdings, Inc. received final tax assessments through the year ended December 31, 2007. Retalix Italia received final assessments through the year ended December 31, 2005. The Israeli subsidiaries received final assessments through the years ended December 31, 2007. Other subsidiaries have not been assessed since incorporation.